Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue from mining operations	$ 16,022	$ 31,746	$ 34,116
Cost of sales	15,832	32,016	27,850
Mine operating income (loss)	190	(270)	6,266
Operating expenses:
General and administrative expenses	2,902	3,193	3,610
Share-based payments	1,857	937	630
Income (loss) before other items	(4,569)	(4,400)	2,026
Other items:
Interest and other income	332	545	215
Unrealized gain (loss) on long-term investments	(124)	1,282	(5)
Realized loss on exercise of warrants	(2,733)	0	0
Fair value adjustment on warrant liability	(650)	520	1,304
Unrealized foreign exchange loss	(811)	(663)	(801)
Finance cost	(211)	(84)	(444)
Accretion of reclamation provision	(99)	(104)	(122)
Interest expense	(25)	(64)	(109)
Income (loss) from continuing operations before income taxes	(8,890)	(2,968)	2,064
Income taxes:
Current income tax expense	(161)	(327)	(1,052)
Deferred income tax recovery	1,569	960	645
Income tax recovery (expense)	1,408	633	(407)
Net income (loss) from continuing operations	(7,482)	(2,335)	1,657
Loss from discontinued operations and on disposal	(169)	(29,126)	(31)
Net income (loss)	(7,651)	(31,461)	1,626
Other comprehensive income (loss):
Currency translation differences	(247)	1,603	(2,051)
Reclassification of foreign exchange on translation into net loss on sale of discontinued operations	0	(42)	0
Total comprehensive loss	$ (7,898)	$ (29,900)	$ (425)
Earnings (loss) per share from continuing operations:
Basic	$ (0.09)	$ (0.03)	$ 0.03
Diluted	(0.09)	(0.03)	0.03
Earnings (loss) per share
Basic	(0.09)	(0.45)	0.03
Diluted	$ (0.09)	$ (0.45)	$ 0.03
Weighted average number of common shares outstanding
Basic	83,180,069	69,980,178	56,851,626
Diluted	83,180,069	69,980,178	60,000,637